RELATED PARTY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Apr. 26, 2023	Mar. 05, 2023
Related Party Transaction [Line Items]
Repayment to related party	$ 221	$ 221
Loan amount				$ 100
Share based compensation	1,389	17,114	$ 76
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Promissory note				$ 1,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	100	100
Related Party [Member]
Related Party Transaction [Line Items]
Repayment to related party	1,000	1,000	$ 720
Promissory Note with Related Party | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	$ 469	$ 469